Schedule of future minimum lease payments (Details) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	$ 502	$ 398
Twenty twenty one member
IfrsStatementLineItems [Line Items]
Total future minimum lease payments		297
Twenty twenty two member
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	380	74
Twenty twenty three member
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	116	27
Twenty twenty four member
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	$ 6